Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and packaging	$ 122,000	$ 102,428
Finished goods	39,000	20,091
Inventories	$ 161,000	$ 122,519